Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Summary of Total Income Tax
Total income tax (benefit)/expense for the twelve months ended December 31, 2022, 2021 and 2020 was allocated as follows:

	Twelve Months Ended December 31,
	2022	2021	2020
	($ in millions)
Income tax (benefit)/expense allocated to net income	$(78.1)	$5.3	$18.4
Income tax (benefit)/expense allocated to other comprehensive income	(23.9)	0.3	0.5
Total income tax (benefit)/expense	$(102.0)	$5.6	$18.9

Schedule of Income Tax by Taxing Authority
(Loss)/income from operations before income taxes and income tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2022, 2021 and 2020 is provided in the tables below:

	Twelve Months Ended December 31, 2022
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(103.3)	$—	$—	$—
U.S. (1) (2)	34.8	14.8	(102.9)	(88.1)
U.K. (3)	62.4	7.0	—	7.0
Other (4)	(20.9)	4.7	(1.7)	3.0
Total	$(27.0)	$26.5	$(104.6)	$(78.1)

	Twelve Months Ended December 31, 2021
	Income/(loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$22.9	$—	$—	$—
U.S.	5.0	5.8	—	5.8
U.K.	75.1	—	(0.3)	(0.3)
Other	(67.9)	2.7	(2.9)	(0.2)
Total	$35.1	$8.5	$(3.2)	$5.3

	Twelve Months Ended December 31, 2020
	(Loss)/income before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(81.5)	$—	$—	$—
U.S	19.7	8.9	—	8.9
U.K.	11.0	0.1	—	0.1
Other	12.8	10.3	(0.9)	9.4
Total	$(38.0)	$19.3	$(0.9)	$18.4

Income Tax Reconciliation	The reconciliation between the income tax (benefit)/expense and the amount that would result from applying the statutory rate for the Company for the twelve months ended December 31, 2022, 2021 and 2020 is provided in the table below:

	Twelve Months Ended December 31,
	2022	2021	2020
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	16.8	(0.9)	(3.8)
Base erosion and anti-abuse tax (BEAT) expense	2.3	6.1	4.3
Prior year adjustments (1)	(2.9)	0.5	(25.0)
Change in valuation allowance (2)	(98.9)	9.6	40.8
Impact of unrecognized tax benefits (3)	—	—	—
Australian non-resident withholding tax	1.5	0.6	1.0
Foreign exchange	(0.3)	(1.5)	0.2
Non-deductible expenses	2.4	2.4	4.7
Impact of changes in statutory tax rates (4)	(5.7)	(11.5)	(3.8)
Tax effect of OCI in income statement	6.7	—	—
Total income tax (benefit)/expense	$(78.1)	$5.3	$18.4
________________
(1)The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2022 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2021 and 2020 predominantly relate to the determination of results in the U.K.
(2)The 2022 valuation allowance movement includes nil relating to U.K deferred tax assets in U.K. operating subsidiaries, $4.8 million decrease relating to deferred tax assets in the branches of the U.K. and Bermuda operating subsidiaries, and $94.1 million decrease from U.S. operations. The decrease in valuation allowance relating to our U.S. operations is driven by a change in judgment about the recoverability of deferred tax assets in the U.S. operating subsidiaries. We have concluded that the deferred tax assets of our U.S. operating subsidiaries will more likely than not be fully utilized over time, and therefore the previously recognized valuation allowance in relation to U.S. operating subsidiaries has been reversed.
(3)In 2022, the Company did not have any unrecognized tax benefits.
Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2022 and 2021:

	As at December 31,
	2022	2021
	($ in millions)
Deferred tax assets:
Operating loss carryforwards	167.6	170.2
Capital loss carryforwards	6.7	0.3
Insurance reserves: Losses and loss adjustment expenses	28.3	16.7
Unrealized losses on investments	20.6	—
Accrued expenses	6.1	4.6
Foreign tax credit carryforwards	19.8	20.2
Insurance reserves: Unearned premiums	36.0	28.3
Intangible assets	0.7	—
Office properties and equipment	14.2	15.1
Operating lease liabilities	18.5	19.2
Other temporary differences	3.7	2.9
Total deferred tax assets	322.2	277.5
Less valuation allowance	(145.7)	(225.9)
Deferred tax assets, net of valuation allowance	$176.5	$51.6

Deferred tax liabilities:
Investments	—	(2.5)
Intangible assets	—	(2.8)
Deferred acquisition costs	(37.0)	(28.6)
Right-of-use operating lease assets	(13.7)	(10.6)
Insurance reserves: Losses and loss adjustment expenses	(0.2)	(8.3)
Other temporary differences	(6.4)	(1.6)
Total deferred tax (liabilities)	(57.3)	(54.4)

Net deferred tax assets/(liabilities)	$119.2	$(2.8)